Notional and Fair Value Amounts of Credit Derivatives (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 2,202	¥ 2,462
Fair value	24	2
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	1,723	1,810
Fair value	21	1
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	479	652
Fair value	3	1
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	2,548	2,870
Fair value	¥ (9)	¥ 13